Cover	Nov. 26, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 7, 2021, Pineapple, Inc., a Nevada corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission disclosing that the Company entered into a Stock Purchase Agreement (the “Agreement”) with Capital Growth Investments, Inc., a California corporation (“CGI”) and its sole shareholder, Pineapple Ventures, Inc., a California corporation (“PVI” and together with the Company and CGI, the “Parties”), which is also a minority-owned portfolio asset of the Company. This Amendment No. 1 to the Original Form 8-K is being filed by the Company to clarify material terms to the Agreement and disclose an amendment to the Agreement, as further described below.
Document Period End Date	Nov. 26, 2021
Entity File Number	000-55896
Entity Registrant Name	PINEAPPLE, INC.
Entity Central Index Key	0001654672
Entity Tax Identification Number	47-5185484
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10351 Santa Monica Blvd.,
Entity Address, Address Line Two	Suite 420
Entity Address, City or Town	Los Angeles,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	877-7675
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0000001 par value per share
Trading Symbol	PNPL
Entity Emerging Growth Company	false